Related Party Transactions - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
Interest paid on loan		$ 3,945	$ 1,879
Former CEO
Related Party Transactions [Line Items]
Owing amount under tax equalization program	$ 197	283
S A L P
Related Party Transactions [Line Items]
Legal expenses	416	326
Legal expenses paid	$ 349	$ 181